Submission	Aug. 18, 2026
Submission [Line Items]
Central Index Key	0001317685
Registrant Name	Alliance Laundry Holdings Inc.
Registration File Number	333-298370
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES